Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Liabilities-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts (Note 14) outstanding, as shown on the face of the balance sheets included in other current assets and Accrued expenses and other current liabilities, respectively, is presented below:

	December 31, 2013		December 31, 2014
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets –
Foreign currency contracts	$20,510	$154	$27,778	$697

Liabilities –
Foreign currency contracts	$1,448	$10	$4,287	$42

Assets-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts (Note 14) outstanding, as shown on the face of the balance sheets included in other current assets and Accrued expenses and other current liabilities, respectively, is presented below:

	December 31, 2013		December 31, 2014
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets –
Foreign currency contracts	$20,510	$154	$27,778	$697

Liabilities –
Foreign currency contracts	$1,448	$10	$4,287	$42